Share-Based Compensation - Estimate Fair Value of Stock Option Awards with Weighted-Average Assumptions (Detail) - Stock Option Awards - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	2.80%	2.20%	2.10%
Expected volatility	29.00%	35.60%	35.80%
Risk-free interest rate	1.40%	2.00%	2.30%
Expected term (in years)	6 years 6 months	7 years 6 months	7 years 6 months
Weighted-average grant-date fair value	$ 10.46	$ 19.57	$ 21.26